Related party disclosures - Additional information (Details) ₨ / shares in Units, £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions, $ in Millions, ₨ in Billions										1 Months Ended							2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2024	Sep. 30, 2024 shares	Sep. 11, 2024 ₨ / shares shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) $ / shares shares	Mar. 13, 2024 GBP (£)	Mar. 13, 2024 INR (₨)	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Aug. 31, 2024	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Feb. 28, 2025 shares	Feb. 28, 2025 tranche	Dec. 31, 2024 GBP (£) £ / shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Nov. 30, 2022 GBP (£)	Sep. 26, 2022 GBP (£)	Mar. 11, 2021
Disclosure of transactions between related parties [line items]
Price per ordinary shares (in GBP pence per share) | £ / shares																			£ 0.25
Investments held at fair value																			£ 146	£ 118
VST Industries Limited
Disclosure of transactions between related parties [line items]
Price per ordinary shares (in GBP pence per share) | ₨ / shares			₨ 10
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure of transactions between related parties [line items]
NCI percentage acquired																				1.31%	3.30%
Payment to acquire NCI																				£ 1	£ 1
Charlotte's Web Holdings, Inc.
Disclosure of transactions between related parties [line items]
Investments held at fair value																							£ 48
Potential proportion ownership interest																			19.90%
Associates and JVs
Disclosure of transactions between related parties [line items]
Dividends paid by the associate																			£ 447	559	£ 438
ITC Ltd.
Disclosure of transactions between related parties [line items]
Dividends paid by the associate																			£ 434	£ 545
Proportion of ownership interest in associate disposed (in percentage)						12.00%	12.00%
Percentage of voting equity interest disposed (in percentage)						3.50%	3.50%
Consideration paid (received)						£ (1,600)	₨ (166.9)
Ownership interest in associates																			25.45%	29.02%	29.19%	29.38%
Organigram Inc.
Disclosure of transactions between related parties [line items]
Consideration paid (received)				£ 24	$ 42			£ 24	$ 42
Ownership interest in associates	30.60%									35.09%									35.09%	18.79%
Purchase of interests in investments accounted for using equity method																					£ 4
Shares acquired (in shares) | shares								12,893,175	12,893,175
Price per share (CAD per share) | $ / shares					$ 3.22				$ 3.22
Acquisition percentage																									19.90%
Organigram Inc. | Maximum
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate										30.00%
Organigram Inc. | Ordinary shares
Disclosure of transactions between related parties [line items]
Shares acquired (in shares) | shares		4,429,740		4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure of transactions between related parties [line items]
Shares acquired (in shares) | shares		8,463,435		8,463,435	8,463,435
Organigram Inc. | Forecast
Disclosure of transactions between related parties [line items]
Purchase of interests in investments accounted for using equity method											£ 74	$ 125
Shares acquired (in shares) | shares																	12,893,175
Number of tranches | tranche																		2
Samfruit
Disclosure of transactions between related parties [line items]
Ownership interest in associates																					45.40%
Fair value total																					£ 1
VST Industries Limited
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate			32.16%
VST Industries Limited | VST Industries Limited
Disclosure of transactions between related parties [line items]
Number of shares issued | shares			154,419,200
Conversion ratio, new shares for every existing share (in shares) | shares			10
DeFloria
Disclosure of transactions between related parties [line items]
Consideration paid (received)															£ 8	$ 10
Acquisition percentage															19.90%	19.90%
Steady State LLC
Disclosure of transactions between related parties [line items]
Consideration paid (received)													£ 8	£ 4
Proportion of voting rights held in associate																				10.80%	5.76%
Fair value total													£ 8	£ 4										£ 4
Sanity Group GmbH
Disclosure of transactions between related parties [line items]
Fair value total																								£ 32
Acquisition percentage																								16.00%